Other Payables (Tables)	12 Months Ended
Feb. 28, 2021
Trade And Other Payables [Abstract]
Summary of Other Payables
	As of February 28, 2021	As of February 29, 2020
	US$	US$
Accruals	6,726,147	1,139,322
Provisions	1,750,000	29,267
Other payables	192,494	8,309
	8,668,641	1,176,898